Other Financial Commitments - Disclosure of Detailed Information About Contracted Commitments Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Contractual capital commitments		$ 5,392
Not Later than One Year [Member]
Statement Line Items [Line Items]
Contractual capital commitments		5,392
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Contractual capital commitments